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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2017

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2017

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 105.6%
Alternative Funds - 1.8%
SPDR Gold Shares *		22,176	$2,696,158

Bond Funds - 58.1%
Baird Aggregate Bond Fund Institutional Shares		690,314	7,524,423
iShares 20+ Year Treasury Bond ETF		26,556	3,313,127
iShares 7-10 Year Treasury Bond ETF		112,799	12,015,350
iShares TIPS Bond Fund ETF		19,817	2,250,815
Madison Core Bond Fund Class Y (A)		3,370,781	33,741,521
Madison Corporate Bond Fund Class Y (A)		886,851	10,322,950
Vanguard Short-Term Corporate Bond ETF		84,465	6,768,180
Virtus Seix Floating Rate High Income Fund, Class R6		1,321,951	11,527,417
			87,463,783
Foreign Stock Funds - 13.1%
iShares MSCI Eurozone ETF		80,288	3,478,076
Vanguard FTSE All-World ex-U.S. ETF		223,413	11,776,099
Vanguard FTSE Emerging Markets ETF		24,264	1,057,183
Vanguard FTSE Europe ETF		46,631	2,719,986
WisdomTree Japan Hedged Equity Fund		13,737	751,414
			19,782,758
Money Market Funds - 10.0%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		14,995,016	14,995,016

Stock Funds - 22.6%
Energy Select Sector SPDR Fund		11,041	756,088
iShares Core S&P Mid-Cap ETF		16,403	2,934,497
Madison Dividend Income Fund Class Y (A)		388,941	9,956,891
Madison Investors Fund Class Y (A)		440,659	10,016,187
Madison Mid Cap Fund Class Y (A)		261,438	2,541,174
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		89,205	1,503,104
Vanguard Financials ETF		13,868	906,412
Vanguard Growth ETF		19,337	2,566,987
Vanguard Information Technology ETF		2,980	452,930
Vanguard Value ETF		24,180	2,413,648
			34,047,918
TOTAL INVESTMENTS - 105.6% ( Cost $149,360,105 )			158,985,633
NET OTHER ASSETS AND LIABILITIES - (5.6%)			(8,386,877)
TOTAL NET ASSETS - 100.0%			$150,598,756

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

Ultra Series Fund | September 30, 2017

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 1.7%
SPDR Gold Shares *		35,202	$4,279,859

Bond Funds - 33.7%
Baird Aggregate Bond Fund Institutional Shares		252,273	2,749,776
iShares 20+ Year Treasury Bond ETF		43,780	5,461,993
iShares 7-10 Year Treasury Bond ETF		116,658	12,426,410
iShares Intermediate Credit Bond ETF		16,628	1,831,740
iShares TIPS Bond Fund ETF		10,755	1,221,553
Madison Core Bond Fund Class Y (A)		4,318,357	43,226,758
Madison Corporate Bond Fund Class Y (A)		437,539	5,092,952
Virtus Seix Floating Rate High Income Fund, Class R6		1,197,394	10,441,278
			82,452,460
Foreign Stock Funds - 22.6%
iShares MSCI Eurozone ETF		214,961	9,312,110
Vanguard FTSE All-World ex-U.S. ETF		580,015	30,572,591
Vanguard FTSE Emerging Markets ETF		79,745	3,474,489
Vanguard FTSE Europe ETF		151,224	8,820,896
WisdomTree Japan Hedged Equity Fund		59,094	3,232,442
			55,412,528
Money Market Funds - 3.6%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		8,901,380	8,901,380

Stock Funds - 38.3%
Energy Select Sector SPDR Fund		27,388	1,875,530
iShares Core S&P Mid-Cap ETF		42,379	7,581,603
Madison Dividend Income Fund Class Y (A)		1,081,608	27,689,177
Madison Investors Fund Class Y (A)		1,225,070	27,845,831
Madison Large Cap Value Fund Class Y (A)		515,315	7,858,552
Madison Mid Cap Fund Class Y (A)		705,760	6,859,986
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		148,075	2,495,064
Vanguard Financials ETF		20,869	1,363,998
Vanguard Growth ETF		42,091	5,587,580
Vanguard Health Care ETF		8,081	1,230,575
Vanguard Information Technology ETF		12,348	1,876,773
Vanguard Value ETF		14,804	1,477,735
			93,742,404
TOTAL INVESTMENTS - 99.9% ( Cost $214,404,208 )			244,788,631
NET OTHER ASSETS AND LIABILITIES - 0.1%			238,965
TOTAL NET ASSETS - 100.0%			$245,027,596

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 1.8%
SPDR Gold Shares *		12,357	$1,502,364

Bond Funds - 13.8%
iShares 20+ Year Treasury Bond ETF		6,786	846,621
iShares 7-10 Year Treasury Bond ETF		16,051	1,709,753
iShares Intermediate Credit Bond ETF		7,760	854,842
Madison Core Bond Fund Class Y (A)		841,003	8,418,440
			11,829,656
Foreign Stock Funds - 30.5%
iShares MSCI Eurozone ETF		98,928	4,285,561
Vanguard FTSE All-World ex-U.S. ETF		251,135	13,237,326
Vanguard FTSE Emerging Markets ETF		47,561	2,072,233
Vanguard FTSE Europe ETF		77,986	4,548,923
WisdomTree Japan Hedged Equity Fund		36,080	1,973,576
			26,117,619
Money Market Funds - 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		2,820,018	2,820,018

Stock Funds - 50.5%
Energy Select Sector SPDR Fund		12,731	871,819
iShares Core S&P Mid-Cap ETF		23,100	4,132,590
Madison Dividend Income Fund Class Y (A)		437,144	11,190,876
Madison Investors Fund Class Y (A)		494,409	11,237,921
Madison Large Cap Value Fund Class Y (A)		290,727	4,433,584
Madison Mid Cap Fund Class Y (A)		459,862	4,469,855
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		51,082	860,732
Vanguard Financials ETF		7,103	464,252
Vanguard Growth ETF		22,821	3,029,488
Vanguard Health Care ETF		5,635	858,098
Vanguard Information Technology ETF		7,173	1,090,224
Vanguard Value ETF		5,593	558,293
			43,197,732
TOTAL INVESTMENTS - 99.9% ( Cost $71,526,580 )			85,467,389
NET OTHER ASSETS AND LIABILITIES - 0.1%			75,100
TOTAL NET ASSETS - 100.0%			$85,542,489

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.5%
CarMax Auto Owner Trust, Series 2014-1, Class B, 1.69%, 8/15/19	$510,000	$510,210
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	896,504	896,749
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 1.534%, 1/18/22	500,000	501,896
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	525,000	528,239
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	88,185	88,396
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	70,264	70,326
Total Asset Backed Securities ( Cost $2,596,702 )		2,595,816
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,468,398	283,981
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	392,667
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	535,167
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	548,603	611,867
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	386,339	387,729
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	778,078	793,371
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,193,139	280,035
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,306,350	401,574
Total Collateralized Mortgage Obligations ( Cost $3,708,857 )		3,686,391
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.193%, 1/25/23	10,580,699	485,616
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A) (C), 0.765%, 1/25/22	24,037,930	556,829
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	500,000	510,566
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B) (C), 4.931%, 4/25/44	750,000	757,309
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.883%, 2/25/45	1,000,000	1,017,688
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B) (C), 4.271%, 7/25/48	1,000,000	999,893
Total Commercial Mortgage-Backed Securities ( Cost $4,466,652 )		4,327,901
CORPORATE NOTES AND BONDS - 33.1%
Consumer Discretionary - 7.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,047,766
Amazon.com Inc. (B), 2.8%, 8/22/24	125,000	125,480
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	800,000	846,421
Discovery Communications LLC, 5%, 9/20/37	500,000	507,706
ERAC USA Finance LLC (B), 6.7%, 6/1/34	500,000	623,616
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,011,262
GameStop Corp. (B), 6.75%, 3/15/21	200,000	208,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	763,183
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	267,231
Harman International Industries Inc., 4.15%, 5/15/25	400,000	414,720
Lennar Corp., 4.75%, 4/1/21	500,000	526,250
Lowe's Cos. Inc., 2.5%, 4/15/26	500,000	480,421
Marriott International Inc., 3.125%, 6/15/26	400,000	395,433
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	450,276
Newell Brands Inc., 4.2%, 4/1/26	800,000	842,431

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Omnicom Group Inc., 3.6%, 4/15/26	750,000	756,074
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	308,965
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	508,367
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	376,688
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	508,125
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	847,156
		11,815,571
Consumer Staples - 3.5%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,129,568
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	819,054
CVS Health Corp., 4.75%, 12/1/22	1,060,000	1,159,323
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,150,054
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	987,433
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	394,406
Tyson Foods Inc., 3.55%, 6/2/27	300,000	304,267
		5,944,105
Energy - 1.9%
Antero Resources Corp., 5.625%, 6/1/23	300,000	312,750
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	567,703
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	777,306
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	422,986
Marathon Oil Corp., 2.7%, 6/1/20	750,000	749,982
Marathon Petroleum Corp., 2.7%, 12/14/18	400,000	402,753
		3,233,480
Financials - 10.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	409,308
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,000,000	1,055,451
Air Lease Corp., 3.875%, 4/1/21	500,000	522,209
Air Lease Corp., 3.75%, 2/1/22	700,000	729,949
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	396,233
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	400,000	400,118
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	986,366
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	252,836
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	943,388
Brookfield Finance Inc. (D), 4.25%, 6/2/26	500,000	515,882
Capital One Financial Corp., 2.5%, 5/12/20	400,000	401,862
CBOE Holdings Inc., 3.65%, 1/12/27	500,000	511,990
Discover Bank, 3.45%, 7/27/26	400,000	391,384
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (A), 3.272%, 9/29/25	700,000	700,912
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	501,355
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	1,004,782
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	198,610
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	906,594
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,068,104
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,048,269
Nasdaq Inc., 3.85%, 6/30/26	100,000	102,885
Old Republic International Corp., 3.875%, 8/26/26	500,000	506,289
Raymond James Financial Inc., 3.625%, 9/15/26	300,000	300,458
Regions Financial Corp., 3.2%, 2/8/21	750,000	766,442
Regions Financial Corp., 2.75%, 8/14/22	400,000	399,312

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,134,673
Synchrony Financial, 3.7%, 8/4/26	400,000	391,756
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	402,504
		16,949,921
Health Care - 2.3%
AbbVie Inc., 4.45%, 5/14/46	300,000	315,775
Actavis Funding SCS (D), 4.55%, 3/15/35	435,000	464,107
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	501,627
Forest Laboratories LLC (B), 5%, 12/15/21	250,000	273,225
HCA Inc., 3.75%, 3/15/19	500,000	510,625
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	301,733
Magellan Health Inc., 4.4%, 9/22/24	250,000	249,136
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	748,517
Zoetis Inc., 3%, 9/12/27	475,000	469,346
		3,834,091
Industrials - 1.7%
CRH America Inc. (B), 3.875%, 5/18/25	300,000	313,472
Masco Corp., 4.375%, 4/1/26	650,000	690,300
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,454,954
United Rentals North America Inc., 4.625%, 7/15/23	350,000	365,313
		2,824,039
Information Technology - 3.6%
Activision Blizzard Inc., 3.4%, 6/15/27	400,000	401,913
Analog Devices Inc., 5.3%, 12/15/45	600,000	695,023
Apple Inc., 2.25%, 2/23/21	500,000	504,023
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,061,288
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,046,897
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	250,000	321,083
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	461,053
Fiserv Inc., 2.7%, 6/1/20	300,000	303,469
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	317,967
Oracle Corp., 4%, 7/15/46	750,000	776,031
VMware Inc., 3.9%, 8/21/27	300,000	303,266
		6,192,013
Real Estate - 1.6%
Boston Properties L.P., 3.65%, 2/1/26	450,000	458,827
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	497,517
Iron Mountain Inc. (B), 4.375%, 6/1/21	350,000	362,001
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,073,694
WP Carey Inc., 4.25%, 10/1/26	400,000	407,957
		2,799,996
Telecommunication Services - 1.1%
AT&T Inc., 5.15%, 2/14/50	375,000	376,826
Verizon Communications Inc., 3.45%, 3/15/21	500,000	519,805
Verizon Communications Inc., 5.15%, 9/15/23	626,000	701,726
Verizon Communications Inc., 4.4%, 11/1/34	300,000	300,192
		1,898,549

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	650,000	626,149
Total Corporate Notes and Bonds ( Cost $54,076,652 )		56,117,914
LONG TERM MUNICIPAL BONDS - 4.8%
General - 4.8%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,093,090
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,078,580
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,101,840
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,315,380
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	536,190
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,140,450
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,074,080
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	821,968
Total Long Term Municipal Bonds ( Cost $8,105,049 )		8,161,578
MORTGAGE BACKED SECURITIES - 27.6%
Fannie Mae - 17.9%
1.125%, 10/19/18 Pool # IE MAE	500,000	498,437
3.5%, 5/1/28 Pool # AL3678	184,953	193,859
3.5%, 8/1/29 Pool # MA2003	1,007,915	1,050,419
3%, 9/1/30 Pool # 890696	1,436,874	1,479,534
3%, 12/1/30 Pool # AL8924	596,368	614,203
2.5%, 5/1/31 Pool # AS7117	1,023,529	1,031,668
7%, 11/1/31 Pool # 607515	28,236	31,575
3%, 2/1/32 Pool # AL9867	560,329	576,288
6.5%, 3/1/32 Pool # 631377	33,711	37,357
7%, 5/1/32 Pool # 644591	9,820	10,712
6.5%, 6/1/32 Pool # 545691	318,242	363,475
3.5%, 8/1/32 Pool # MA3098	246,153	256,866
5.5%, 11/1/33 Pool # 555880	412,911	462,615
7%, 7/1/34 Pool # 792636	37,706	38,992
4%, 2/1/35 Pool # MA2177	1,630,292	1,732,580
5%, 8/1/35 Pool # 829670	443,817	488,639
5%, 9/1/35 Pool # 820347	638,039	712,075
5%, 9/1/35 Pool # 835699	522,622	583,059
3.5%, 12/1/35 Pool # MA2473	1,144,303	1,193,395
5%, 12/1/35 Pool # 850561	184,413	203,064
5.5%, 10/1/36 Pool # 901723	522,046	582,630
6.5%, 10/1/36 Pool # 894118	333,404	373,759
6%, 11/1/36 Pool # 902510	432,720	489,280
6%, 10/1/37 Pool # 947563	517,980	589,817
6.5%, 8/1/38 Pool # 987711	820,709	942,913
4%, 1/1/41 Pool # AB2080	1,556,391	1,653,057
4.5%, 7/1/41 Pool # AB3274	643,191	697,825
5.5%, 7/1/41 Pool # AL6588	1,336,661	1,497,670
4%, 9/1/41 Pool # AJ1406	1,130,837	1,195,649
3.5%, 6/1/42 Pool # AO4136	1,697,219	1,757,682
4%, 6/1/42 Pool # MA1087	435,025	459,945

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 8/1/42 Pool # AP2133	767,664	794,814
3.5%, 9/1/42 Pool # AB6228	1,365,191	1,413,053
4%, 10/1/42 Pool # AP7363	1,041,203	1,100,568
3.5%, 3/1/43 Pool # AT0310	817,499	846,458
4%, 1/1/45 Pool # AS4257	285,375	302,164
4.5%, 2/1/45 Pool # MA2193	1,121,560	1,205,554
3.5%, 8/1/45 Pool # AS5645	789,942	814,944
3.5%, 11/1/45 Pool # BA4907	632,924	652,956
3.5%, 12/1/45 Pool # AS6309	365,430	376,996
4.5%, 10/1/46 Pool # MA2783	154,005	165,383
4%, 12/1/46 Pool # BD2379	461,014	485,676
3%, 1/1/47 Pool # BE0108	475,132	478,032
		30,435,637
Freddie Mac - 9.6%
4.5%, 2/1/25 Pool # J11722	223,579	237,489
4.5%, 5/1/25 Pool # J12247	408,544	433,279
8%, 6/1/30 Pool # C01005	13,791	16,111
2.5%, 3/1/31 Pool # G18590	393,644	396,778
7%, 3/1/31 Pool # C48129	54,159	55,312
5.5%, 11/1/34 Pool # A28282	817,040	921,004
5.5%, 1/1/37 Pool # G04593	236,061	263,999
5%, 10/1/39 Pool # G60465	1,939,221	2,126,889
4%, 10/1/41 Pool # Q04092	748,275	794,854
3%, 9/1/42 Pool # C04233	2,294,789	2,316,350
3%, 4/1/43 Pool # V80025	2,068,881	2,088,881
3%, 4/1/43 Pool # V80026	2,014,238	2,033,815
3.5%, 8/1/44 Pool # Q27927	673,487	698,009
3%, 7/1/45 Pool # G08653	817,021	820,643
3.5%, 8/1/45 Pool # Q35614	1,212,513	1,254,520
3%, 10/1/46 Pool # G60722	866,450	871,034
4%, 3/1/47 Pool # Q46801	957,354	1,009,800
		16,338,767
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	58,650	68,278
6.5%, 4/20/31 Pool # 3068	40,204	47,139
		115,417
Total Mortgage Backed Securities ( Cost $46,308,832 )		46,889,821
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.3%
U.S. Treasury Bonds - 8.6%
6.625%, 2/15/27	$5,000,000	6,835,742
4.500%, 5/15/38	4,000,000	5,166,250
3.000%, 5/15/45	750,000	772,266
2.500%, 5/15/46	500,000	464,609
2.250%, 8/15/46	1,600,000	1,406,813
		14,645,680
U.S. Treasury Notes - 15.7%
2.750%, 2/15/19	4,000,000	4,072,031

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

3.375%, 11/15/19			5,500,000		5,714,844
2.625%, 11/15/20			6,500,000		6,691,191
2.000%, 11/15/21			5,000,000		5,038,672
2.750%, 11/15/23			3,500,000		3,637,812
2.250%, 11/15/25			1,500,000		1,499,941
					26,654,491
Total U.S. Government and Agency Obligations ( Cost $38,578,182 )					41,300,171
			Shares
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class			4,591,613		4,591,613
Total Short-Term Investments ( Cost $4,591,613 )					4,591,613
TOTAL INVESTMENTS - 98.8% ( Cost $162,432,539 )					167,671,205
TOTAL PUT OPTIONS PURCHASED - 0.0%					59,063
TOTAL PUT OPTIONS WRITTEN - 0.0%					(42,813)
NET OTHER ASSETS AND LIABILITIES - 1.2%					2,016,245
TOTAL NET ASSETS - 100.0%					$169,703,700

(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2017.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.8% of total net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
Purchased Option Contracts Outstanding at September 30, 2017
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Options Purchased
U.S. Treasury Bond	$149.00	11/24/2017	20	20,000	$10,313	$5,373	$4,940
U.S. Treasury Bond	154.00	11/24/2017	20	20,000	48,750	23,185	25,565
Total Put Options Purchased					$59,063	$28,558	$30,505

Written Option Contracts Outstanding at September 30, 2017
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Options Written
U.S. Treasury Bond	$150.00	11/24/2017	(20)	(20,000)	$(14,688)	$(7,128)	$(7,560)
U.S. Treasury Bond	152.00	11/24/2017	(20)	(20,000)	(28,125)	(12,752)	(15,373)
Total Put Options Written					$(42,813)	$(19,880)	$(22,933)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 89.9%
Consumer Discretionary - 24.4%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$275,000
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	103,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	364,437
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	212,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	140,000	142,975
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	100,000	112,250
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	268,750
DISH DBS Corp., 5.125%, 5/1/20	500,000	524,225
GameStop Corp. (A), 6.75%, 3/15/21	325,000	338,000
Group 1 Automotive Inc., 5%, 6/1/22	335,000	347,144
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	400,000	419,500
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	416,000
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	315,000	327,600
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	155,063
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	521,250
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	258,150
PetSmart Inc. (A), 7.125%, 3/15/23	300,000	233,940
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	255,625
Scientific Games International Inc., 6.25%, 9/1/20	500,000	506,250
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	257,500
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	256,875
Univision Communications Inc. (A), 5.125%, 5/15/23	300,000	306,000
		6,602,284
Consumer Products - 1.3%
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	361,375

Consumer Staples - 5.2%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	259,375
Cott Beverages Inc., 5.375%, 7/1/22	250,000	260,625
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	404,120
Post Holdings Inc. (A), 6%, 12/15/22	200,000	209,500
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	259,375
		1,392,995
Energy - 8.8%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	250,000	258,125
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	375,000	380,625
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	430,000
Rice Energy Inc., 6.25%, 5/1/22	500,000	522,500
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	271,250
Unit Corp., 6.625%, 5/15/21	525,000	526,312
		2,388,812
Financials - 8.4%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	500,000	535,000
Equinix Inc., 5.875%, 1/15/26	250,000	274,687

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

High Income Fund Portfolio of Investments (unaudited)

FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	267,500
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	250,625
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (A), 5.25%, 10/1/25	250,000	247,658
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	256,250
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	210,000
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	227,690
		2,269,410
Health Care - 6.4%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	517,700
HCA Inc., 5.875%, 2/15/26	250,000	268,437
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	255,750
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	497,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	187,000
		1,726,387
Industrials - 17.3%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 9/15/23	250,000	267,575
Avantor Inc. (A), 6%, 10/1/24	200,000	205,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	250,000
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	268,000
Bombardier Inc. (A) (B), 6.125%, 1/15/23	200,000	193,900
Covanta Holding Corp., 5.875%, 3/1/24	500,000	496,250
DAE Funding LLC (A), 5%, 8/1/24	250,000	256,250
FTI Consulting Inc., 6%, 11/15/22	500,000	516,250
Griffon Corp., 5.25%, 3/1/22	300,000	304,500
Herc Rentals Inc. (A), 7.5%, 6/1/22	270,000	291,937
Mueller Industries Inc., 6%, 3/1/27	250,000	257,500
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	435,225
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	137,945
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	281,250
Tennant Co. (A), 5.625%, 5/1/25	250,000	259,375
West Corp. (A), 5.375%, 7/15/22	250,000	252,500
		4,673,457
Information Technology - 3.7%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	405,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	428,188
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	164,325
		997,513
Materials - 4.9%
Berry Global Inc., 5.125%, 7/15/23	250,000	261,250
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	500,000	484,375
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	430,500
US Concrete Inc., 6.375%, 6/1/24	125,000	134,687
		1,310,812
Real Estate - 1.5%
Iron Mountain Inc., 5.75%, 8/15/24	150,000	154,688
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	253,750
		408,438

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

High Income Fund Portfolio of Investments (unaudited)

Telecommunication Services - 3.8%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25		400,000	431,500
Frontier Communications Corp., 6.25%, 9/15/21		150,000	123,330
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24		300,000	323,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21		150,000	152,250
			1,030,330
Utilities - 4.2%
AES Corp., 5.5%, 4/15/25		200,000	210,250
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26		100,000	104,000
Dynegy Inc., 7.625%, 11/1/24		150,000	155,438
Dynegy Inc. (A), 8.125%, 1/30/26		125,000	128,750
NRG Energy Inc., 6.25%, 7/15/22		300,000	315,000
NRG Energy Inc., 6.25%, 5/1/24		200,000	208,000
			1,121,438
Total Corporate Notes and Bonds ( Cost $23,404,069 )			24,283,251
		Shares
MUTUAL FUND - 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF		4,500	399,420
Total Mutual Funds ( Cost $387,385 )			399,420
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		1,963,157	1,963,157
Total Short-Term Investments ( Cost $1,963,157 )			1,963,157
TOTAL INVESTMENTS - 98.7% ( Cost $25,754,611 )			26,645,828
NET OTHER ASSETS AND LIABILITIES - 1.3%			362,018
TOTAL NET ASSETS - 100.0%			$27,007,846

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 11.2% of total net assets.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 61.2%
Consumer Discretionary - 3.7%
Carnival Corp.	53,000	$3,422,210
Home Depot Inc./The	25,000	4,089,000
McDonald's Corp.	17,000	2,663,560
		10,174,770
Consumer Staples - 5.4%
Diageo PLC, ADR	29,000	3,831,770
Nestle S.A., ADR	52,500	4,410,525
PepsiCo Inc.	24,500	2,730,035
Procter & Gamble Co./The	43,000	3,912,140
		14,884,470
Energy - 4.5%
Chevron Corp.	30,000	3,525,000
Exxon Mobil Corp.	57,000	4,672,860
Schlumberger Ltd.	61,500	4,290,240
		12,488,100
Financials - 10.4%
BB&T Corp.	54,000	2,534,760
Chubb Ltd.	19,000	2,708,450
CME Group Inc.	36,000	4,884,480
Northern Trust Corp.	24,500	2,252,285
PNC Financial Services Group Inc./The	37,000	4,986,490
Travelers Cos. Inc./The	28,500	3,491,820
US Bancorp	107,000	5,734,130
Wells Fargo & Co.	39,500	2,178,425
		28,770,840
Health Care - 8.6%
Amgen Inc.	18,000	3,356,100
Johnson & Johnson	42,000	5,460,420
Medtronic PLC	38,500	2,994,145
Merck & Co. Inc.	56,500	3,617,695
Novartis AG, ADR	48,500	4,163,725
Pfizer Inc.	121,500	4,337,550
		23,929,635
Industrials - 10.3%
3M Co.	18,500	3,883,150
Boeing Co./The	17,500	4,448,675
Caterpillar Inc.	22,500	2,805,975
Emerson Electric Co.	55,000	3,456,200
General Electric Co.	71,000	1,716,780
Union Pacific Corp.	23,000	2,667,310
United Parcel Service Inc., Class B	42,500	5,103,825
United Technologies Corp.	39,000	4,527,120
		28,609,035

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 11.2%
Accenture PLC, Class A	25,500	3,444,285
Analog Devices Inc.	25,000	2,154,250
Apple Inc.	17,000	2,620,040
Automatic Data Processing Inc.	17,500	1,913,100
Cisco Systems Inc.	146,000	4,909,980
Microsoft Corp.	70,100	5,221,749
TE Connectivity Ltd.	52,000	4,319,120
Texas Instruments Inc.	37,000	3,316,680
Xilinx Inc.	44,500	3,151,935
		31,051,139
Materials - 2.8%
Monsanto Co.	19,000	2,276,580
Praxair Inc.	39,500	5,519,730
		7,796,310
Telecommunication Service - 1.5%
Verizon Communications Inc.	87,000	4,305,630

Utilities - 2.8%
Dominion Energy Inc.	26,500	2,038,645
Duke Energy Corp.	28,545	2,395,496
NextEra Energy Inc.	23,000	3,370,650
		7,804,791
Total Common Stocks ( Cost $113,910,646 )		169,814,720
	Par Value
ASSET BACKED SECURITIES - 0.4%
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	$358,602	358,700
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (A), 1.43%, 5/21/21	321,000	320,998
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	81,627	81,711
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	175,000	176,079
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (A), 3.12%, 10/15/19	45,389	45,498
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	47,512	47,554
Total Asset Backed Securities ( Cost $1,032,634 )		1,030,540
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	366,489
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	514,831
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	500,600	558,328
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	662,296	664,678
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	466,847	476,023
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	420,073
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	455,269
Total Collateralized Mortgage Obligations ( Cost $3,507,569 )		3,455,691
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.193%, 1/25/23	7,695,054	353,175
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	229,755

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B) (C), 4.931%, 4/25/44	500,000	504,873
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.883%, 2/25/45	700,000	712,381
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B) (C), 4.271%, 7/25/48	750,000	749,920
Total Commercial Mortgage-Backed Securities ( Cost $2,624,353 )		2,550,104
CORPORATE NOTES AND BONDS - 13.3%
Consumer Discretionary - 2.6%
Amazon.com Inc. (A), 2.8%, 8/22/24	200,000	200,768
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	600,000	634,816
Discovery Communications LLC, 5%, 9/20/37	300,000	304,623
ERAC USA Finance LLC (A), 6.7%, 6/1/34	875,000	1,091,328
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	505,631
GameStop Corp. (A), 6.75%, 3/15/21	200,000	208,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	650,000	661,425
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	475,313
Lennar Corp., 4.75%, 4/1/21	350,000	368,375
Lowe's Cos. Inc., 2.5%, 4/15/26	400,000	384,337
Marriott International Inc., 3.125%, 6/15/26	400,000	395,433
Newell Brands Inc., 5.5%, 4/1/46	450,000	532,269
Omnicom Group Inc., 3.6%, 4/15/26	650,000	655,264
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	508,367
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	348,829
		7,274,778
Consumer Staples - 0.9%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	564,784
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	578,155
CVS Health Corp., 5.125%, 7/20/45	400,000	460,021
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	493,717
Tyson Foods Inc., 3.55%, 6/2/27	300,000	304,267
		2,400,944
Energy - 1.2%
Antero Resources Corp., 5.625%, 6/1/23	200,000	208,500
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	414,563
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	540,250
Marathon Oil Corp., 2.7%, 6/1/20	500,000	499,988
Phillips 66, 4.65%, 11/15/34	500,000	529,301
Schlumberger Holdings Corp. (A), 4%, 12/21/25	400,000	419,587
Valero Energy Corp., 6.625%, 6/15/37	500,000	630,866
		3,243,055
Financials - 3.6%
Air Lease Corp., 3.75%, 2/1/22	500,000	521,392
Air Lease Corp., 3.625%, 4/1/27	500,000	500,339
American Express Co., 2.5%, 8/1/22	400,000	399,542
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	396,233
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	250,074
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	199,757
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	493,183
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	252,836
Brookfield Finance Inc. (D), 4.25%, 6/2/26	300,000	309,529
CBOE Holdings Inc., 3.65%, 1/12/27	400,000	409,592

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	750,977
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,202,987
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	507,765
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	636,157
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	207,638
Morgan Stanley, 4.3%, 1/27/45	500,000	524,135
Nasdaq Inc., 3.85%, 6/30/26	75,000	77,164
Old Republic International Corp., 3.875%, 8/26/26	450,000	455,660
Raymond James Financial Inc., 3.625%, 9/15/26	200,000	200,305
Regions Financial Corp., 3.2%, 2/8/21	500,000	510,961
Regions Financial Corp., 2.75%, 8/14/22	250,000	249,570
Synchrony Financial, 3.75%, 8/15/21	600,000	618,913
Synchrony Financial, 3.7%, 8/4/26	400,000	391,756
		10,066,465
Health Care - 1.1%
AbbVie Inc., 4.45%, 5/14/46	400,000	421,034
Actavis Funding SCS (D), 4.75%, 3/15/45	300,000	324,570
HCA Inc., 3.75%, 3/15/19	300,000	306,375
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	748,517
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,019,684
Zoetis Inc., 3%, 9/12/27	225,000	222,322
		3,042,502
Industrials - 0.5%
Masco Corp., 4.375%, 4/1/26	400,000	424,800
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,098,101
		1,522,901
Information Technology - 1.8%
Analog Devices Inc., 5.3%, 12/15/45	350,000	405,430
Apple Inc., 2.25%, 2/23/21	500,000	504,023
Autodesk Inc., 4.375%, 6/15/25	500,000	530,644
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	650,000	644,086
Cisco Systems Inc., 2.2%, 2/28/21	700,000	704,058
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	224,758
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	436,787
Intel Corp., 4.9%, 7/29/45	400,000	477,976
Oracle Corp., 4%, 7/15/46	500,000	517,354
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	638,975
		5,084,091
Real Estate - 0.6%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	497,517
Iron Mountain Inc. (A), 4.375%, 6/1/21	300,000	310,287
Welltower Inc., 4.5%, 1/15/24	725,000	778,428
		1,586,232
Telecommunication Services - 1.0%
AT&T Inc., 4.75%, 5/15/46	500,000	480,846
AT&T Inc., 5.15%, 2/14/50	250,000	251,217
Harris Corp., 5.054%, 4/27/45	500,000	572,645
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,412,419
		2,717,127
Total Corporate Notes and Bonds ( Cost $35,285,330 )		36,938,095

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

LONG TERM MUNICIPAL BONDS - 2.7%
General - 2.7%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,093,090
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,101,840
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,315,380
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	536,190
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	906,890
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	795,000	877,402
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,594
State of Iowa Revenue, 6.75%, 6/1/34	500,000	537,040
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,068,600
Total Long Term Municipal Bonds ( Cost $7,354,076 )		7,442,026
MORTGAGE BACKED SECURITIES - 9.8%
Fannie Mae - 6.6%
3%, 5/1/27 Pool # AL1715	531,303	547,431
3.5%, 5/1/28 Pool # AL3678	184,953	193,859
3.5%, 8/1/29 Pool # MA2003	404,939	422,015
3%, 9/1/30 Pool # 890696	680,624	700,832
3%, 12/1/30 Pool # AL8924	477,095	491,363
2.5%, 5/1/31 Pool # AS7117	491,294	495,201
7%, 11/1/31 Pool # 607515	28,236	31,575
3.5%, 12/1/31 Pool # MA0919	188,549	197,074
3%, 2/1/32 Pool # AL9867	793,800	816,408
7%, 5/1/32 Pool # 644591	5,399	5,889
3.5%, 8/1/32 Pool # MA3098	246,153	256,866
5.5%, 10/1/33 Pool # 254904	162,262	181,984
5.5%, 11/1/33 Pool # 555880	412,911	462,615
5%, 5/1/34 Pool # 780890	546,400	602,309
7%, 7/1/34 Pool # 792636	18,048	18,663
4%, 2/1/35 Pool # MA2177	783,794	832,971
5%, 9/1/35 Pool # 820347	260,770	291,029
5%, 9/1/35 Pool # 835699	218,763	244,061
5%, 12/1/35 Pool # 850561	77,145	84,947
5.5%, 9/1/36 Pool # 831820	419,989	476,538
6%, 9/1/36 Pool # 831741	302,242	339,965
5.5%, 10/1/36 Pool # 901723	195,767	218,486
5.5%, 12/1/36 Pool # 903059	363,868	407,668
4%, 1/1/41 Pool # AB2080	691,729	734,692
4.5%, 7/1/41 Pool # AB3274	202,745	219,967
5.5%, 7/1/41 Pool # AL6588	771,151	864,040
4%, 9/1/41 Pool # AJ1406	502,594	531,400
4%, 10/1/41 Pool # AJ4046	636,915	678,633
3.5%, 6/1/42 Pool # AO4134	514,733	533,232
3.5%, 6/1/42 Pool # AO4136	636,457	659,131
3.5%, 8/1/42 Pool # AP2133	639,720	662,345
4%, 10/1/42 Pool # AP7363	548,001	579,246
3%, 2/1/43 Pool # AB8486	1,013,398	1,022,308
3%, 2/1/43 Pool # AL3072	774,933	781,740

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 3/1/43 Pool # AT0310	520,227	538,655
4%, 1/1/45 Pool # AS4257	206,104	218,230
4.5%, 2/1/45 Pool # MA2193	633,360	680,793
3.5%, 4/1/45 Pool # MA2229	525,117	541,738
3.5%, 11/1/45 Pool # BA4907	632,924	652,956
3.5%, 12/1/45 Pool # AS6309	137,036	141,373
		18,360,228
Freddie Mac - 3.2%
4.5%, 2/1/25 Pool # J11722	134,148	142,493
4.5%, 5/1/25 Pool # J12247	114,903	121,860
8%, 6/1/30 Pool # C01005	11,032	12,889
2.5%, 3/1/31 Pool # G18590	275,551	277,744
6.5%, 1/1/32 Pool # C62333	81,582	90,692
5%, 10/1/39 Pool # G60465	1,224,753	1,343,278
3.5%, 11/1/40 Pool # G06168	323,218	335,013
4.5%, 9/1/41 Pool # Q03516	530,331	570,714
4%, 10/1/41 Pool # Q04092	748,275	794,854
3%, 9/1/42 Pool # C04233	1,180,177	1,191,266
3%, 4/1/43 Pool # V80025	827,552	835,552
3%, 4/1/43 Pool # V80026	805,695	813,526
3.5%, 8/1/45 Pool # Q35614	808,342	836,347
3%, 10/1/46 Pool # G60722	608,857	612,078
4%, 3/1/47 Pool # Q46801	765,883	807,840
		8,786,146
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	33,109	38,820
Total Mortgage Backed Securities ( Cost $26,865,950 )		27,185,194
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Bank - 0.1%
1.750%, 12/21/23 (E)	350,000	349,603
U.S. Treasury Bonds - 2.4%
6.625%, 2/15/27	2,270,000	3,103,427
3.000%, 5/15/42	1,000,000	1,034,492
2.500%, 2/15/45	1,250,000	1,165,820
2.500%, 5/15/46	500,000	464,610
2.250%, 8/15/46	1,000,000	879,258
		6,647,607
U.S. Treasury Notes - 6.2%
2.750%, 2/15/19	1,300,000	1,323,410
3.125%, 5/15/19	2,000,000	2,054,063
3.625%, 8/15/19	2,250,000	2,339,736
3.375%, 11/15/19	1,000,000	1,039,063
2.000%, 7/31/20	1,000,000	1,010,860
2.625%, 11/15/20	6,200,000	6,382,367
2.000%, 2/15/22	1,250,000	1,258,154
1.750%, 5/15/22	1,750,000	1,740,703
		17,148,356
Total U.S. Government and Agency Obligations ( Cost $23,370,219 )		24,145,566
	Shares

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		3,915,295	3,915,295
Total Short-Term Investments ( Cost $3,915,295 )			3,915,295
TOTAL INVESTMENTS - 99.7% ( Cost $217,866,072 )			276,477,231
NET OTHER ASSETS AND LIABILITIES - 0.3%			835,299
TOTAL NET ASSETS - 100.0%			$277,312,530

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2017.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(E)	Stepped rate security. Rate shown is as of September 30, 2017.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Consumer Discretionary - 4.6%
General Motors Co.	292,000	$11,790,960
Whirlpool Corp.	19,000	3,504,360
		15,295,320
Consumer Staples - 2.2%
Nestle S.A., ADR	86,500	7,266,865

Energy - 11.8%
Apache Corp.	86,000	3,938,800
Chevron Corp.	57,000	6,697,500
EOG Resources Inc.	168,000	16,252,320
Marathon Petroleum Corp.	228,000	12,786,240
		39,674,860
Financials - 27.1%
Capital Markets - 4.7%
Bank of New York Mellon Corp./The	299,000	15,852,980

Commercial Banks - 13.3%
Bank of America Corp.	621,000	15,736,140
JPMorgan Chase & Co.	176,500	16,857,515
US Bancorp	226,000	12,111,340
		44,704,995
Diversified Financial Services - 2.3%
Berkshire Hathaway Inc., Class B *	42,500	7,791,100

Insurance - 6.8%
American International Group Inc.	211,002	12,953,413
Hartford Financial Services Group Inc./The	175,000	9,700,250
		22,653,663
		91,002,738
Health Care - 9.9%
Amgen Inc.	30,500	5,686,725
Baxter International Inc.	224,000	14,056,000
Humana Inc.	55,000	13,399,650
		33,142,375
Industrials - 13.0%
Delta Air Lines Inc.	179,000	8,631,380
FedEx Corp.	59,500	13,422,010
General Dynamics Corp.	48,500	9,970,630
Republic Services Inc.	82,000	5,416,920
Textron Inc.	112,000	6,034,560
		43,475,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Information Technology - 7.3%
	Amdocs Ltd.	157,000	10,098,240
	TE Connectivity Ltd.	174,000	14,452,440
			24,550,680
	Materials - 10.0%
	DowDuPont Inc.	251,000	17,376,730
	Freeport-McMoRan Inc. *	430,000	6,037,200
	Rio Tinto PLC, ADR	218,000	10,287,420
			33,701,350
	Real Estate - 4.2%
	Weyerhaeuser Co.	410,000	13,952,300

	Telecommunication Service - 4.3%
	T-Mobile U.S. Inc. *	234,000	14,428,440

	Utilities - 3.6%
	NRG Energy Inc.	471,000	12,052,890
Total Common Stocks ( Cost $269,602,206 )			328,543,318
	SHORT-TERM INVESTMENTS - 1.9%
	State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class	6,271,729	6,271,729
Total Short-Term Investments ( Cost $6,271,729 )			6,271,729
TOTAL INVESTMENTS - 99.9% ( Cost $275,873,935 )			334,815,047
NET OTHER ASSETS AND LIABILITIES - 0.1%			249,023
TOTAL NET ASSETS - 100.0%			$335,064,070

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Consumer Discretionary - 18.9%
Amazon.com Inc. *	2,823	$2,713,891
CBS Corp., Class B	77,811	4,513,038
Dollar General Corp.	71,242	5,774,164
Home Depot Inc./The	39,647	6,484,663
Liberty Global PLC, Series C *	130,529	4,268,298
McDonald's Corp.	23,792	3,727,731
Omnicom Group Inc.	68,662	5,085,795
Starbucks Corp.	67,782	3,640,571
TJX Cos. Inc./The	71,321	5,258,497
Walt Disney Co./The	59,319	5,847,074
		47,313,722
Consumer Staples - 9.4%
Costco Wholesale Corp.	33,598	5,519,816
CVS Health Corp.	63,606	5,172,440
Diageo PLC, ADR	23,310	3,079,950
JM Smucker Co./The	40,173	4,215,353
PepsiCo Inc.	48,805	5,438,341
		23,425,900
Energy - 1.8%
Schlumberger Ltd.	65,477	4,567,675

Financials - 6.5%
Berkshire Hathaway Inc., Class B *	30,894	5,663,488
Brookfield Asset Management Inc., Class A	138,890	5,736,157
Charles Schwab Corp./The	112,813	4,934,441
		16,334,086
Health Care - 21.5%
Allergan PLC	23,599	4,836,615
Amgen Inc.	31,194	5,816,121
Biogen Inc. *	15,816	4,952,306
Celgene Corp. *	35,602	5,191,484
Danaher Corp.	52,766	4,526,268
Express Scripts Holding Co. *	68,415	4,332,038
Gilead Sciences Inc.	110,157	8,924,920
HCA Holdings Inc. *	45,653	3,633,522
Johnson & Johnson	33,197	4,315,942
Thermo Fisher Scientific Inc.	23,975	4,536,070
Varian Medical Systems Inc. *	27,707	2,772,362
		53,837,648
Industrials - 4.9%
Boeing Co./The	17,927	4,557,223
Jacobs Engineering Group Inc.	54,504	3,175,948
United Parcel Service Inc., Class B	38,518	4,625,626
		12,358,797

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Information Technology - 30.6%
	Computers & Peripherals - 5.6%
	Apple Inc.	90,848	14,001,494

	Electronic Equipment, Instruments & Components - 1.8%
	TE Connectivity Ltd.	55,025	4,570,376

	Internet Software & Services - 6.7%
	Alphabet Inc., Class C *	17,597	16,877,459

	IT Services - 7.1%
	Accenture PLC, Class A	47,789	6,454,860
	PayPal Holdings Inc. *	38,362	2,456,319
	Visa Inc., Class A	84,587	8,901,936
			17,813,115
	Semiconductors & Semiconductor Equipment - 1.7%
	QUALCOMM Inc.	80,330	4,164,307

	Software - 7.7%
	Microsoft Corp.	145,047	10,804,551
	Oracle Corp.	174,007	8,413,238
			19,217,789
			76,644,540
	Materials - 1.6%
	PPG Industries Inc.	36,653	3,982,715

	Real Estate - 1.8%
	American Tower Corp.	32,794	4,482,284
Total Common Stocks ( Cost $144,790,879 )			242,947,367
	SHORT-TERM INVESTMENTS - 3.0%
	State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class	7,480,936	7,480,936
Total Short-Term Investments ( Cost $7,480,936 )			7,480,936
TOTAL INVESTMENTS - 100.0% ( Cost $152,271,815 )			250,428,303
NET OTHER ASSETS AND LIABILITIES - 0.0%			82,413
TOTAL NET ASSETS - 100.0%			$250,510,716

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.8%
Consumer Discretionary - 25.4%
Media - 10.9%
Liberty Broadband Corp., Class C *	73,622	$7,016,177
Liberty Global PLC, Series C *	226,648	7,411,389
Omnicom Group Inc.	98,955	7,329,597
		21,757,163
Multiline Retail - 2.5%
Dollar General Corp.	62,377	5,055,656

Specialty Retail - 12.0%
CarMax Inc. *	112,632	8,538,632
O'Reilly Automotive Inc. *	27,995	6,029,283
Ross Stores Inc.	148,103	9,563,011
		24,130,926
		50,943,745
Consumer Staples - 1.4%
Brown-Forman Corp., Class B	50,058	2,718,149

Energy - 1.1%
Oceaneering International Inc.	86,048	2,260,481

Financials - 22.2%
Arch Capital Group Ltd. *	70,673	6,961,290
Brookfield Asset Management Inc., Class A	211,101	8,718,471
Brown & Brown Inc.	165,416	7,971,397
Glacier Bancorp Inc.	123,894	4,678,237
Markel Corp. *	9,416	10,056,100
WR Berkley Corp.	91,898	6,133,273
		44,518,768
Health Care - 11.7%
DaVita Inc. *	107,238	6,368,865
Henry Schein Inc. *	57,701	4,730,905
Laboratory Corp. of America Holdings *	46,335	6,995,195
Zoetis Inc.	85,667	5,462,128
		23,557,093
Industrials - 16.1%
Copart Inc. *	261,977	9,004,149
Expeditors International of Washington Inc.	130,421	7,807,001
Fastenal Co.	102,236	4,659,917
IHS Markit Ltd. *	149,980	6,611,118
Wabtec Corp.	56,729	4,297,222
		32,379,407

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Information Technology - 6.5%
	Amphenol Corp., Class A	48,848	4,134,495
	CDW Corp.	135,861	8,966,826
			13,101,321
	Materials - 6.7%
	Axalta Coating Systems Ltd. *	243,110	7,030,741
	Crown Holdings Inc. *	108,612	6,486,309
			13,517,050
	Real Estate - 4.7%
	American Tower Corp.	34,708	4,743,890
	Crown Castle International Corp.	47,343	4,733,353
			9,477,243
Total Common Stocks ( Cost $114,699,361 )			192,473,257
	SHORT-TERM INVESTMENTS - 4.2%
	State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class	8,424,055	8,424,055
Total Short-Term Investments ( Cost $8,424,055 )			8,424,055
TOTAL INVESTMENTS - 100.0% ( Cost $123,123,416 )			200,897,312
NET OTHER ASSETS AND LIABILITIES – (0.0%)			(55,458)
TOTAL NET ASSETS - 100.0%			$200,841,854

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 0.7%
Caltex Australia Ltd.	11,208	$282,209

Belgium - 2.7%
Anheuser-Busch InBev S.A.	6,509	779,300
KBC Group N.V.	3,986	337,783
		1,117,083
Brazil - 1.0%
BB Seguridade Participacoes S.A.	46,200	417,633

Canada - 4.8%
Canadian National Railway Co.	6,700	555,116
National Bank of Canada	13,200	635,272
Suncor Energy Inc.	22,200	778,045
		1,968,433
Denmark - 2.7%
AP Moeller - Maersk AS, Class B	308	585,059
Carlsberg AS, Class B	4,602	503,598
		1,088,657
Finland - 1.5%
Sampo Oyj, Class A	11,477	606,612

France - 11.1%
Air Liquide S.A.	5,581	744,380
Capgemini SE	8,217	963,010
Cie Generale des Etablissements Michelin	5,423	791,566
Safran S.A.	3,210	327,945
Valeo S.A.	9,561	709,423
Vinci S.A.	10,642	1,011,254
		4,547,578
Germany - 4.2%
Deutsche Post AG	14,716	655,102
SAP SE	9,900	1,084,548
		1,739,650
Ireland - 3.1%
Medtronic PLC	9,610	747,370
Ryanair Holdings PLC, ADR *	4,880	514,449
		1,261,819
Italy - 1.7%
UniCredit SpA *	32,724	696,951

Japan - 15.9%
Daiwa House Industry Co. Ltd.	34,490	1,190,790

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

International Stock Fund Portfolio of Investments (unaudited)

Don Quijote Holdings Co. Ltd.	22,300	833,339
Hoshizaki Corp.	3,200	281,253
Isuzu Motors Ltd.	46,500	616,143
Kao Corp.	6,930	407,701
KDDI Corp.	19,200	506,255
Makita Corp.	15,600	628,714
Seven & I Holdings Co. Ltd.	9,224	356,172
Sony Corp.	14,500	539,409
Sumitomo Mitsui Financial Group Inc.	16,800	644,977
United Arrows Ltd.	8,100	294,415
Yamaha Corp.	5,600	206,532
		6,505,700
Jersey - 4.5%
Shire PLC	18,917	960,211
Wolseley PLC	13,170	864,036
		1,824,247
Luxembourg - 0.6%
Tenaris S.A.	17,709	251,163

Netherlands - 2.8%
Koninklijke KPN N.V.	99,691	342,281
Wolters Kluwer N.V.	17,765	820,857
		1,163,138
Norway - 2.9%
Statoil ASA	25,000	500,032
Telenor ASA	32,236	681,592
		1,181,624
Singapore - 2.2%
DBS Group Holdings Ltd.	40,100	615,490
NetLink NBN Trust *	489,900	297,960
		913,450
Spain - 1.1%
Red Electrica Corp. S.A.	22,272	468,028

Sweden - 4.0%
Assa Abloy AB, Class B	37,395	853,966
Nordea Bank AB	56,997	772,566
		1,626,532
Switzerland - 4.3%
Julius Baer Group Ltd. *	8,708	515,277
Novartis AG	14,667	1,255,635
		1,770,912
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,800	593,290

Turkey - 0.7%
Turkiye Garanti Bankasi AS	103,030	279,917

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

International Stock Fund Portfolio of Investments (unaudited)

United Kingdom - 22.6%
Aon PLC		6,600	964,260
BHP Billiton PLC		51,697	910,606
British American Tobacco PLC		17,786	1,113,488
BT Group PLC		86,376	328,597
ConvaTec Group PLC (A)		105,013	385,425
Diageo PLC		19,709	647,838
Howden Joinery Group PLC		52,781	304,831
Informa PLC		46,037	414,554
Prudential PLC		58,447	1,399,168
RELX PLC		37,429	821,035
Royal Dutch Shell PLC, Class A		36,445	1,098,084
Unilever PLC		14,850	859,437
			9,247,323
Total Common Stocks ( Cost $34,366,813 )			39,551,949
SHORT-TERM INVESTMENTS - 3.2%
United States - 3.2%
State Street Institutional U.S. Government Money Market Fund, 0.92%, Premier Class		1,298,243	1,298,243
Total Short-Term Investments ( Cost $1,298,243 )			1,298,243
TOTAL INVESTMENTS - 99.8% ( Cost $35,665,056 )			40,850,192
NET OTHER ASSETS AND LIABILITIES - 0.2%			100,573
TOTAL NET ASSETS - 100.0%			$40,950,765

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/17
Consumer Discretionary	14.8%
Consumer Staples	11.4%
Energy	7.1%
Financials	19.3%
Health Care	8.2%
Industrials	16.1%
Information Technology	6.4%
Materials	4.0%
Real Estate	2.9%
Telecommunication Services	5.3%
Utilities	1.1%
Money Market Funds	3.2%
Net Other Assets and Liabilities	0.2%
100.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.0%
Target Date Fund - 99.0%*
Goldman Sachs Target Date 2020 Portfolio, Class R6	4,721,975	$47,172,526
TOTAL INVESTMENTS - 99.0% ( Cost $42,794,028 )		47,172,526
NET OTHER ASSETS AND LIABILITIES - 1.0%		488,466
TOTAL NET ASSETS - 100.0%		$47,660,992

* See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.4%
Target Date Fund - 99.4%*
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,151,604	$74,090,612
TOTAL INVESTMENTS - 99.4% ( Cost $61,647,823 )		74,090,612
NET OTHER ASSETS AND LIABILITIES - 0.6%		470,505
TOTAL NET ASSETS - 100.0%		$74,561,117

* See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.8%
Target Date Fund - 98.8%*
Goldman Sachs Target Date 2040 Portfolio, Class R6	4,837,831	$49,587,768
TOTAL INVESTMENTS - 98.8% ( Cost $40,294,870 )		49,587,768
NET OTHER ASSETS AND LIABILITIES - 1.2%		604,765
TOTAL NET ASSETS - 100.0%		$50,192,533

* See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

Information Classification: Limited Access See accompanying Notes to Portfolios of Investments.

| September 30, 2017

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Target Date Fund - 98.9%*
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,442,770	$26,210,924
TOTAL INVESTMENTS - 98.9% ( Cost $21,340,222 )		26,210,924
NET OTHER ASSETS AND LIABILITIES - 1.1%		301,651
TOTAL NET ASSETS - 100.0%		$26,512,575

* See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "Fund", and collectively, the ("Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and the Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and the Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At September 30, 2017, there were no illiquid securities held in the Funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/17

Fund[1]
Conservative Allocation	$158,985,633	$–	$–	$158,985,633
Moderate Allocation	244,788,631	–	–	244,788,631
Aggressive Allocation	85,467,389	–	–	85,467,389
Core Bond
Assets:
Asset Backed Securities	–	2,595,816	–	2,595,816
Collateralized Mortgage Obligations	–	3,686,391	–	3,686,391
Commercial Mortgage-Backed Securities	–	4,327,901	–	4,327,901
Corporate Notes and Bonds	–	56,117,914	–	56,117,914
Long Term Municipal Bonds	–	8,161,578	–	8,161,578
Mortgage Backed Securities	–	46,889,821	–	46,889,821
U.S. Government and Agency Obligations	–	41,300,171	–	41,300,171
Put Options Purchased	59,063	–	–	59,063
Short-Term Investments	4,591,613	–	–	4,591,613
	4,650,676	163,079,592	–	167,730,268
Liabilities:
Put Options Written	(42,813)	–	–	(42,813)
High Income
Corporate Notes and Bonds	–	24,283,251	–	24,283,251
Mutual Funds	399,420	–	–	399,420
Short-Term Investments	1,963,157	–	–	1,963,157
	2,362,577	24,283,251	–	26,645,828
Diversified Income
Common Stocks	169,814,720	–	–	169,814,720

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

Asset Backed Securities	–	1,030,540	–	1,030,540
Collateralized Mortgage Obligations	–	3,455,691	–	3,455,691
Commercial Mortgage-Backed Securities	–	2,550,104	–	2,550,104
Corporate Notes and Bonds	–	36,938,095	–	36,938,095
Long Term Municipal Bonds	–	7,442,026	–	7,442,026
Mortgage Backed Securities	–	27,185,194	–	27,185,194
U.S. Government and Agency Obligations	–	24,145,566	–	24,145,566
Short-Term Investments	3,915,295	–	–	3,915,295
	173,730,015	102,747,216	–	276,477,231
Large Cap Value
Common Stocks	328,543,318	–	–	328,543,318
Short-Term Investments	6,271,729	–	–	6,271,729
	334,815,047	–	–	334,815,047
Large Cap Growth
Common Stocks	242,947,367	–	–	242,947,367
Short-Term Investments	7,480,936	–	–	7,480,936
	250,428,303	–	–	250,428,303
Mid Cap
Common Stocks	192,473,257	–	–	192,473,257
Short-Term Investments	8,424,055	–	–	8,424,055
	200,897,312	–	–	200,897,312
International Stock
Common Stocks
Australia	–	282,209	–	282,209
Belgium	–	1,117,083	–	1,117,083
Brazil	–	417,633	–	417,633
Canada	–	1,968,433	–	1,968,433
Denmark	–	1,088,657	–	1,088,657
Finland	–	606,612	–	606,612
France	–	4,547,578	–	4,547,578
Germany	–	1,739,650	–	1,739,650
Ireland	1,261,819	–	–	1,261,819
Italy	–	696,951	–	696,951
Japan	–	6,505,700	–	6,505,700
Jersey	–	1,824,247	–	1,824,247
Luxembourg	–	251,163	–	251,163
Netherlands	–	1,163,138	–	1,163,138
Norway	–	1,181,624	–	1,181,624
Singapore	–	913,450	–	913,450
Spain	–	468,028	–	468,028
Sweden	–	1,626,532	–	1,626,532
Switzerland	–	1,770,912	–	1,770,912
Taiwan	593,290	–	–	593,290
Turkey		279,917	–	279,917
United Kingdom	964,260	8,283,063	–	9,247,323
Short-Term Investments	1,298,243	–	–	1,298,243
	4,117,612	36,732,580	–	40,850,192
Madison Target Retirement 2020 Fund[2]	47,172,526	–	–	47,172,526
Madison Target Retirement 2030 Fund[2]	74,090,612	–	–	74,090,612
Madison Target Retirement 2040 Fund[2]	49,587,768	–	–	49,587,768
Madison Target Retirement 2050 Fund[2]	26,210,924	–	–	26,210,924

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Conservative, Moderate and Aggressive Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2Please refer to Note 4 for a list of underlying holdings of the Goldman Sachs Target Date Portfolio held by each respective Ultra Series Target Date Fund.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

		Asset Derivatives		Liability Derivatives

Fund Name	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond Fund	Equity Contracts - Options purchase	$59,063	Equity Contracts - Options written	$(42,813)

Recently Issued Accounting Pronouncements: In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable.

4. Target Date Funds: The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolios' principal investment objectives and strategies are substantially similar to those of the corresponding Madison Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, the Madison Target Retirement Funds' current adviser, serves as the subadviser of the GS Target Date Portfolios. The Madison Target Retirement Funds' current portfolio managers manage the GS Target Date Portfolios. The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Goldman Sachs Target Date Portfolio series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Goldman Sachs Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Goldman Sachs Target Date 2020 Portfolio1

Schedule of Investments
September 30, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.3%
Alternative Funds – 3.5%
101,765	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,714,740
Bond Funds – 64.2%
19,617	iShares 20+ Year Treasury Bond ETF	2,447,417
36,757	iShares 7-10 Year Treasury Bond ETF	3,915,356
181,534	Schwab Intermediate-Term U.S. Treasury ETF	9,788,313
35,404	Schwab U.S. TIPs ETF	1,956,425
20,808	Vanguard Long-Term Corporate Bond ETF	1,959,489
97,792	Vanguard Short-Term Corporate Bond ETF	7,836,073

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

39,606	Vanguard Short-Term Inflation-Protected Securities ETF	1,958,517
168,578	Virtus Seix Floating Rate High Income Fund	1,470,000
		31,331,590
Foreign Stock Funds – 8.3%
6,923	iShares Edge MSCI Minimum Volatility EAFE ETF	491,949
12,613	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	732,815
18,545	Vanguard FTSE All-World ex-U.S. ETF	977,507
5,621	Vanguard FTSE Emerging Markets ETF	244,907
21,001	Vanguard FTSE Europe ETF	1,224,988
6,744	WisdomTree Japan Hedged Equity Fund	368,897
		4,041,063
Stock Funds – 20.3%
15,502	iShares Core S&P 500 ETF	3,920,921
9,566	iShares Core S&P Mid-Cap ETF	1,711,357
8,137	iShares Currency Hedged MSCI Eurozone ETF	245,005
6,599	iShares MSCI Japan ETF	367,630
34,063	PowerShares S&P 500 Quality Portfolio	980,674
15,697	Schwab U.S. Dividend Equity ETF	734,620
11,248	Vanguard Financials ETF	735,169
3,682	Vanguard Growth ETF	488,786
1,591	Vanguard Health Care ETF	242,277
1,612	Vanguard Information Technology ETF	245,008
1,909	Vanguard Materials ETF	245,345
		9,916,792
TOTAL EXCHANGE TRADED FUNDS (Cost $44,500,149)		$47,004,185

Shares	Distribution Rate	Value
Investment Companies – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
373,336	0.927%	$373,336

Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
14,858	0.000	$247,526
TOTAL INVESTMENT COMPANIES (Cost $618,039)		620,862
TOTAL INVESTMENTS — 97.6% (Cost $45,118,188)		$47,625,047
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		1,185,648
NET ASSETS — 100.0%		$48,810,695
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2017.
(b)	Represents an Affiliated fund.
Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2030 Portfolio1

Schedule of Investments
September 30, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.2%
Alternative Funds – 3.5%
162,691	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$2,741,343
Bond Funds – 38.6%
28,225	iShares 20+ Year Treasury Bond ETF	3,521,351
36,727	iShares 7-10 Year Treasury Bond ETF	3,912,160
181,386	Schwab Intermediate-Term U.S. Treasury ETF	9,780,333
28,300	Schwab U.S. TIPs ETF	1,563,858
8,316	Vanguard Long-Term Corporate Bond ETF	783,118
102,588	Vanguard Short-Term Corporate Bond ETF	8,220,376
31,659	Vanguard Short-Term Inflation-Protected Securities ETF	1,565,537
89,603	Virtus Seix Floating Rate High Income Fund	781,338
		30,128,071
Foreign Stock Funds – 17.0%
16,576	iShares Edge MSCI Minimum Volatility EAFE ETF	1,177,891
33,655	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,955,355
104,063	Vanguard FTSE All-World ex-U.S. ETF	5,485,161
13,480	Vanguard FTSE Emerging Markets ETF	587,324
53,719	Vanguard FTSE Europe ETF	3,133,429
17,870	WisdomTree Japan Hedged Equity Fund	977,489
		13,316,649
Stock Funds – 37.1%
55,760	iShares Core S&P 500 ETF	14,103,377
28,402	iShares Core S&P Mid-Cap ETF	5,081,118

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

19,512	iShares Currency Hedged MSCI Eurozone ETF	587,506
17,550	iShares MSCI Japan ETF	977,710
81,626	PowerShares S&P 500 Quality Portfolio	2,350,012
29,277	Schwab U.S. Dividend Equity ETF	1,370,164
23,977	Vanguard Financials ETF	1,567,137
7,377	Vanguard Growth ETF	979,297
5,154	Vanguard Health Care ETF	784,851
3,883	Vanguard Information Technology ETF	590,177
4,588	Vanguard Materials ETF	589,650
		28,980,999
TOTAL EXCHANGE TRADED FUNDS (Cost $68,499,564)		$75,167,062

Shares	Distribution Rate	Value
Investment Companies – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
1,181,986	0.927%	$1,181,986

Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
23,545	0.000	392,252
TOTAL INVESTMENT COMPANIES (Cost $1,499,092)		$1,574,238
TOTAL INVESTMENTS — 98.2% (Cost $69,998,656)		$76,741,300
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		1,391,988
NET ASSETS — 100.0%		$78,133,288
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2017.
(b)	Represents an Affiliated fund.
Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2040 Portfolio1

Schedule of Investments
September 30, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.3%
Alternative Funds – 3.5%
105,299	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,774,288
Bond Funds – 28.6%
16,238	iShares 20+ Year Treasury Bond ETF	2,025,853
14,263	iShares 7-10 Year Treasury Bond ETF	1,519,295
98,615	Schwab Intermediate-Term U.S. Treasury ETF	5,317,321
9,158	Schwab U.S. TIPs ETF	506,071
2,690	Vanguard Long-Term Corporate Bond ETF	253,317
50,590	Vanguard Short-Term Corporate Bond ETF	4,053,777
15,368	Vanguard Short-Term Inflation-Protected Securities ETF	759,947
		14,435,581
Foreign Stock Funds – 20.6%
14,274	iShares Edge MSCI Minimum Volatility EAFE ETF	1,014,311
26,139	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,518,676
79,380	Vanguard FTSE All-World ex-U.S. ETF	4,184,120
8,725	Vanguard FTSE Emerging Markets ETF	380,148
43,461	Vanguard FTSE Europe ETF	2,535,080
13,879	WisdomTree Japan Hedged Equity Fund	759,181
		10,391,516
Stock Funds – 43.6%
42,105	iShares Core S&P 500 ETF	10,649,618
21,211	iShares Core S&P Mid-Cap ETF	3,794,648
16,839	iShares Currency Hedged MSCI Eurozone ETF	507,022
13,658	iShares MSCI Japan ETF	760,887
61,681	PowerShares S&P 500 Quality Portfolio	1,775,796
21,643	Schwab U.S. Dividend Equity ETF	1,012,892
15,519	Vanguard Financials ETF	1,014,322
6,684	Vanguard Growth ETF	887,301
4,170	Vanguard Health Care ETF	635,008

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

4,166	Vanguard Information Technology ETF	633,190
2,967	Vanguard Materials ETF	381,319
		22,052,003
TOTAL EXCHANGE TRADED FUNDS (Cost $43,466,506)		$48,653,388

Shares	Distribution Rate	Value
Investment Companies – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
761,884	0.927%	$761,884

Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
15,283	0.000	254,608
TOTAL INVESTMENT COMPANIES (Cost $902,260)		$1,016,492
TOTAL INVESTMENTS — 98.3% (Cost $44,368,766)		$49,669,880
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		855,949
NET ASSETS — 100.0%		$50,525,829
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2017.
(b)	Represents an Affiliated fund.
Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2050 Portfolio1

Schedule of Investments
September 30, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.5%
Alternative Funds – 3.5%
57,572	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$970,088
Bond Funds – 19.6%
7,766	iShares 20+ Year Treasury Bond ETF	968,886
2,599	iShares 7-10 Year Treasury Bond ETF	276,846
46,215	Schwab Intermediate-Term U.S. Treasury ETF	2,491,913
2,489	Schwab U.S. TIPs ETF	137,542
17,287	Vanguard Short-Term Corporate Bond ETF	1,385,207
2,795	Vanguard Short-Term Inflation-Protected Securities ETF	138,213
		5,398,607

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

Foreign Stock Funds – 23.9%
7,819	iShares Edge MSCI Minimum Volatility EAFE ETF	555,618
14,292	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	830,365
49,973	Vanguard FTSE All-World ex-U.S. ETF	2,634,077
6,362	Vanguard FTSE Emerging Markets ETF	277,192
30,896	Vanguard FTSE Europe ETF	1,802,164
8,862	WisdomTree Japan Hedged Equity Fund	484,752
		6,584,168
Stock Funds – 49.5%
25,213	iShares Core S&P 500 ETF	6,377,124
13,533	iShares Core S&P Mid-Cap ETF	2,421,054
13,810	iShares Currency Hedged MSCI Eurozone ETF	415,819
8,710	iShares MSCI Japan ETF	485,234
33,747	PowerShares S&P 500 Quality Portfolio	971,576
13,333	Schwab U.S. Dividend Equity ETF	623,984
9,548	Vanguard Financials ETF	624,057
4,707	Vanguard Growth ETF	624,854
2,738	Vanguard Health Care ETF	416,943
2,738	Vanguard Information Technology ETF	416,149
2,160	Vanguard Materials ETF	277,603
		13,654,397
TOTAL EXCHANGE TRADED FUNDS (Cost $23,411,312)		$26,607,260
Shares	Distribution Rate	Value
Investment Companies – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
424,898	0.927%	$424,898

Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
8,332	0.000	138,807
TOTAL INVESTMENT COMPANIES (Cost $505,551)		$563,705
TOTAL INVESTMENTS — 98.6% (Cost $23,916,863)		$27,170,965
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		394,829
NET ASSETS — 100.0%		$27,565,794
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2017.
(b)	Represents an Affiliated fund.
Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPs -	Treasury Inflation Protected Securities

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

5. Federal Income Tax Information: At September 30, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$9,730,455	$(104,927)	$9,625,528
Moderate Allocation	30,443,369	(58,946)	30,384,423
Aggressive Allocation	14,027,947	(87,138)	13,940,809
Core Bond	6,094,831	(848,593)	5,246,238
High Income	1,027,916	(136,699)	891,217
Diversified Income	60,107,851	(1,496,692)	58,611,159
Large Cap Value	61,262,557	(2,321,445)	58,941,112
Large Cap Growth	99,997,392	(1,840,904)	98,156,488
Mid Cap	79,857,008	(2,083,112)	77,773,896
International Stock	5,854,246	(669,110)	5,185,136
Madison Target Retirement 2020	4,378,498	–	4,378,498
Madison Target Retirement 2030	12,442,789	–	12,442,789
Madison Target Retirement 2040	9,292,898	–	9,292,898
Madison Target Retirement 2050	4,870,702	–	4,870,702

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds and the Target Date Funds invest in funds of funds, meaning that each invests primarily in Underlying Funds and Portfolios, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds and Portfolios in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund and Portfolio invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and the Target Date Funds, are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

Ultra Series Fund | September 30, 2017

Notes to Portfolios of Investments (unaudited)

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: November 17, 2017

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: November 17, 2017